Income taxes - Settlement program (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) installment	Dec. 31, 2017 USD ($)
Income taxes
Income tax and social contribution settlement liability	$ 4,349	$ 5,375
Current income tax and social contribution settlement liability	432	485
Non-current income tax and social contribution settlement liability	$ 3,917	$ 4,890
Remaining monthly installments of settlement liability | installment	118
SELIC rate (in percentage)	6.50%	7.00%